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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-05516

                          Pioneer America Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2005 through December 31, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                     AMERICA
                                     INCOME
                                      TRUST

                                     Annual
                                     Report

                                    12/31/05

                          [LOGO] PIONEER
                                 Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                        1

Portfolio Summary                                                            2

Prices and Distributions                                                     3

Performance Update                                                           4

Comparing Ongoing Fund Expenses                                              9

Portfolio Management Discussion                                             11

Schedule of Investments                                                     15

Financial Statements                                                        27

Notes to Financial Statements                                               36

Report of Independent Registered Public Accounting Firm                     43

Factors Considered by the Independent Trustees in Approving
the Management Contract                                                     44

Trustees, Officers and Service Providers                                    50

Pioneer America Income Trust

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 12/31/05
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
As 2005 came to a close, U.S. investors looked back on a year of major challenges, though without much change in the market indices. The war in Iraq continued, oil prices soared, then dropped, while short-term interest rates ratcheted steadily higher and intermediate and long-term rates stayed about the same. Natural disasters also threatened economic expansion. Still, the economy moved forward as corporate earnings grew. The hope of a growing economy was not reflected by the small gains or losses in the major U.S. market indices. Among capitalization ranges, midcap issues made the most headway. Bond prices held firm and yields remained low, perhaps a sign that the Federal Reserve Board's interest rate hikes would temper the inflationary pressures induced by a growing economy.

Among the nagging issues facing the U.S. economy in 2006 is the potential impact of high energy prices on consumer spending and corporate profits. Also unknown at this time is whether the Federal Reserve Board will continue to raise interest rates under its new chairman, Ben Bernanke, who stated his top priority will be to maintain continuity.

Rising interest rates and improving business conditions made U.S. holdings more attractive to foreign investors, helping to strengthen the dollar versus the euro and other key currencies. Investors in many foreign markets enjoyed stellar returns. Double-digit gains were widespread in Europe, Asia and Latin America. Even the long-dormant Japanese economy began to stir, while emerging markets, especially those rich in natural resources, fed global economic growth.

The disparity of returns among countries and sectors underscores the importance for investors to maintain a well-diversified portfolio. We believe this may be a good time for investors to review their holdings with their advisor and determine if they reflect the wide range of opportunities that exist across many asset classes, as last year's results make clear.

Investing for income with Pioneer

Adding one or more of Pioneer's income-oriented funds to your investment program may help improve your portfolio's overall balance. As a premier provider of fixed-income investments, Pioneer offers you a broad selection of actively managed bond funds to help meet a variety of investment needs. Pioneer also offers income-oriented equity funds, each managed using a value-oriented, total return investment philosophy that seeks enhanced return potential and lower volatility through active diversification. Your financial advisor can help you select among Pioneer's fixed-income choices.


Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of the opinion of Trust management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Before investing consider the fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

Pioneer America Income Trust

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/05
--------------------------------------------------------------------------------


Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was represented as a pie chart in the printed material]

U.S. Government Agency Obligations                       100%


Portfolio Maturity
--------------------------------------------------------------------------------
(Effective life as a percentage of total investment portfolio)

[The following data was represented as a pie chart in the printed material]

0-1 Year                                                  1.2%
1-3 Years                                                32.9%
3-4 Years                                                27.4%
4-6 Years                                                20.7%
6-8 Years                                                11.5%
8+ Years                                                  6.3%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of debt holdings)

 1.   U.S. Treasury Inflation Protected Security, 3.0%, 7/15/12     8.96%
 2.   U.S. Treasury Bonds, 7.25%, 5/15/16                           5.90
 3.   U.S. Treasury Notes, 6.5%, 2/15/10                            5.45
 4.   U.S. Treasury Notes, 4.0%, 11/15/12                           3.20
 5.   U.S. Treasury Notes, 6.375%, 8/15/27                          3.20
 6.   U.S. Treasury Notes, 4.75%, 5/15/14                           2.13
 7.   Government National Mortgage Association II, 5.5%, 3/2/34     2.12
 8.   Government National Mortgage Association II, 5.5%, 11/20/34   2.07
 9.   U.S. Treasury Bonds, 4.0%, 2/15/14                            1.87
10.   Government National Mortgage Association, 5.5%, 11/15/34      1.86

* This list excludes temporary cash investments and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer America Income Trust

-----------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
-----------------------------------------------------------------------------


Net Asset Value Per Share
-----------------------------------------------------------------------------

    Class             12/31/05          12/31/04
------------         ----------        ---------
       A               $9.54             $9.79
       B               $9.49             $9.74
       C               $9.51             $9.77
   Investor            $9.54             $9.79
       R               $9.62             $9.89


Distributions Per Share
-----------------------------------------------------------------------------

                                    1/1/05 - 12/31/05
                                    -----------------
                         Net
                      Investment        Short-Term      Long-Term
    Class               Income        Capital Gains   Capital Gains
------------         ------------    ---------------  --------------
       A               $0.4272           $   -             $   -
       B               $0.3453           $   -             $   -
       C               $0.3580           $   -             $   -
   Investor            $0.4674           $   -             $   -
       R               $0.4230           $   -             $   -


--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

The Lehman Brothers Government Bond Index measures the performance of the U.S. government bond market. The Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index is an unmanaged index including 15- and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA). Index returns assume reinvestment of dividends and, unlike Trust returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indexes.

The indexes defined here pertain to the Value of $10,000 Investment charts shown on pages 4, 5, 6, 7 and 8.

Pioneer America Income Trust

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                                       CLASS A SHARES
--------------------------------------------------------------------------------


Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer America Income Trust at public offering price, compared to that of the Lehman Brothers Government Bond Index and of the Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)
                          Net Asset     Public
                            Value      Offering
Period                      (NAV)     Price (POP)
10 Years                    4.86%        4.38%
5 Years                     4.31         3.36
1 Year                      1.84        -2.73
--------------------------------------------------------------------------------


[The following data was represented as a line chart in the printed material]

Value of $10,000 Investment
                                                      Lehman Brothers
                 Pioneer       Lehman Brothers           Fixed-Rate
                 America         Government           Mortgage-Backed
                 Income             Bond                 Securities
                 Trust             Index                   Index
12/95             9,550            10,000                  10,000
12/97            10,601            11,263                  11,535
12/99            11,137            12,096                  12,567
12/01            13,162            14,688                  15,118
12/03            14,661            16,762                  16,944
12/05            15,346            17,805                  18,205

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 4.50% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Trust performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Trust distributions or the redemption of Trust shares.

Pioneer America Income Trust

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                                       CLASS B SHARES
--------------------------------------------------------------------------------


Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer America Income Trust, compared to that of the Lehman Brothers Government Bond Index and of the Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)
                              If          If
Period                       Held      Redeemed
10 Years                     4.04%       4.04%
5 Years                      3.46        3.46
1 Year                       0.99       -2.90
--------------------------------------------------------------------------------


[The following data was represented as a line chart in the printed material]

Value of $10,000 Investment

                                                      Lehman Brothers
                 Pioneer       Lehman Brothers           Fixed-Rate
                 America         Government           Mortgage-Backed
                 Income             Bond                 Securities
                 Trust             Index                   Index
12/95            10,000            10,000                 10,000
12/97            10,932            11,263                 11,535
12/99            11,326            12,096                 12,567
12/01            13,161            14,688                 15,118
12/03            14,421            16,762                 16,944
12/05            14,858            17,805                 18,205

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CSDC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Trust performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Trust distributions or the redemption of Trust shares.

Pioneer America Income Trust

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                                       CLASS C SHARES
--------------------------------------------------------------------------------


Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer America Income Trust, compared to that of the Lehman Brothers Government Bond Index and of the Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)
                              If          If
Period                       Held      Redeemed
Life-of-Class
(1/31/96)                    4.06%      4.06%
5 Years                      3.52       3.52
1 Year                       1.02       1.02
--------------------------------------------------------------------------------


[The following data was represented as a line chart in the printed material]

Value of $10,000 Investment

                                                      Lehman Brothers
                 Pioneer       Lehman Brothers           Fixed-Rate
                 America         Government           Mortgage-Backed
                 Income             Bond                 Securities
                 Trust             Index                   Index
1/96             10,000            10,000                 10,000
12/97            10,892            11,194                 11,449
12/99            11,293            12,022                 12,473
12/01            13,111            14,599                 15,005
12/03            14,389            16,660                 16,818
12/05            14,840            17,697                 18,069

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Trust performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Trust distributions or the redemption of Trust shares.

Pioneer America Income Trust

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                                INVESTOR CLASS SHARES
--------------------------------------------------------------------------------


Investment Returns
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)
                              If          If
Period                       Held      Redeemed
Life-of-Class
(12/10/04)                   2.11%      2.11%
1 Year                       2.27       2.27
--------------------------------------------------------------------------------


[The following data was represented as a line chart in the printed material]

Value of $10,000 Investment

                                                      Lehman Brothers
                 Pioneer       Lehman Brothers           Fixed-Rate
                 America         Government           Mortgage-Backed
                 Income             Bond                 Securities
                 Trust             Index                   Index
12/04            10,000           10,000                  10,000
12/05            10,223           10,265                  10,261

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Certain Pioneer funds (the "Funds") issued Investor Class shares in connection with the reorganization of Safeco mutual funds. The Funds are not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Funds' outstanding Investor Class shares. All [Investor Class] shares of the Funds, whenever issued, convert to Class A shares of their respective Funds on December 10, 2006. Investor Class shares are not subject to sales charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Trust performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table does not reflect the deduction of fees and taxes that a shareowner would pay on Trust distributions or the redemption of Trust shares.

Pioneer America Income Trust

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                                       CLASS R SHARES
--------------------------------------------------------------------------------


Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer America Income Trust, compared to that of the Lehman Brothers Government Bond Index and of the Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)
                              If          If
Period                       Held      Redeemed
10 Years                     4.49%      4.49%
5 Years                      4.11       4.11
1 Year                       1.53       1.53
--------------------------------------------------------------------------------


[The following data was represented as a line chart in the printed material]

Value of $10,000 Investment

                                                      Lehman Brothers
                 Pioneer       Lehman Brothers           Fixed-Rate
                 America         Government           Mortgage-Backed
                 Income             Bond                 Securities
                 Trust             Index                   Index
12/95            10,000            10,000                 10,000
12/97            10,974            11,263                 11,535
12/99            11,418            12,096                 12,567
12/01            13,367            14,688                 15,118
12/03            14,894            16,762                 16,944
12/05            15,510            17,805                 18,205

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. The performance of Class R shares does not reflect the 1% CDSC that was in effect prior to July 1, 2004. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Trust performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Trust distributions or the redemption of Trust shares.

Pioneer America Income Trust

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Trust, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Trust expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Trust's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer America Income Trust

Based on actual returns from July 1, 2005 through December 31, 2005

                                                                                          Investor
Share Class                     A              B              C              R             Class
-----------------------------------------------------------------------------------------------------
Beginning Account Value     $1,000.00      $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 7/1/05

Ending Account Value        $  998.43      $  995.17      $  994.78      $1,001.67      $  996.56
On 12/31/05

Expenses Paid During        $    6.04      $   10.21      $    9.70      $    3.73      $    8.10
Period*

* Expenses are equal to the Trust's annualized expense ratio of 1.20%, 2.03%, 1.93%, 1.61% and 0.74%, for Class A, Class B, Class C, Class R and Investor Class shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer America Income Trust

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer America Income Trust

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2005 through December 31, 2005

                                                                                          Investor
Share Class                      A              B              C              R             Class
-----------------------------------------------------------------------------------------------------
Beginning Account Value      $1,000.00      $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 7/1/05

Ending Account Value         $1,019.16      $1,014.97      $1,015.48      $1,021.48      $1,017.09
On 12/31/05

Expenses Paid During         $    6.11      $   10.31      $    9.80      $    3.77      $    8.19
Period*

* Expenses are equal to the Trust's annualized expense ratio of 1.20%, 2.03%, 1.93%, 1.61% and 0.74%, for Class A, Class B, Class C, Class R and Investor Class shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer America Income Trust

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05
--------------------------------------------------------------------------------

In a year marked by hurricanes, high energy prices, concerns about accelerating inflation and rising short-term interest rates, shareholders in Pioneer America Income Trust earned a positive return on their investment. In the interview below, Richard Schlanger, the Trust's day-to-day Portfolio Manager, discusses the factors that affected the fixed-income market and the Trust over the past 12 months.

Q:   How did the Trust perform during the period?

A: For the 12-month period ended December 31, 2005, Class A shares of Pioneer America Income Trust produced a total return of 1.84% at net asset value. The Trust underperformed its benchmark, the Lehman Brothers Government Bond Index, which returned 2.65% for the same period. It also underperformed the average 2.05% return generated by the General U.S. Government Funds Category of Lipper, Inc., an independent monitor of mutual fund performance. At the end of the period, the 30-day SEC yield for Class A shares was 3.17%. The Trust had 260 issues and the average quality of the portfolio was AAA.

     Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   What was the investment environment like during the period?

A: Economic growth was relatively strong, and productivity remained high. In this environment, the Federal Reserve continued to reverse its accommodative monetary policy and raised interest rates eight times during the year, each time by a quarter point. At the end of 2005, the federal funds target rate was 4.25%, up from 2.25% in January 2005. (The federal funds rate is the rate banks charge for overnight loans. Since June 2004, the Fed has hiked interest rates 13 times, taking the federal funds rate from a 40-year low of 1% to the current 4.25%.) The net effect of the Fed's actions was a flattening of the yield curve, where short-term yields and longer-term yields were approximately the same. On December 30, 2005, the yield curve inverted slightly, with longer-term yields falling below

Pioneer America Income Trust

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05                           (continued)
--------------------------------------------------------------------------------

     short-term yields. (The yield curve shows the relationship between bond yields and maturity lengths.)

     During the year, government bonds benefited from an influx of money from both foreign and domestic investors. While long-term yields on U.S. Treasuries were relatively low, they were among the highest of the developed countries and attractive to overseas investors. The performance of government bonds was also enhanced by a flight to quality. At a time when long-term yields declined and the debt of General Motors and Ford was downgraded by credit rating agencies, domestic investors saw little advantage to taking on risk. As a result, they moved into the relative safety of government securities.

Q:   What strategies did you use in managing the Trust?

A: As interest rates rose, we extended duration, or sensitivity to interest-rate changes, by reducing exposure to mortgage securities and adding to positions in Treasury issues and Treasury Inflation Protected Securities (TIPS). TIPS are securities whose principal is tied to the consumer price index, a monthly indicator that measures the price inflation of a representative basket of goods and services. When inflation accelerates, the principal on TIPS increases in value. The interest-rate payment on TIPS is calculated on the inflated principal. While inflation was not a problem in 2005, we are concerned about the potential for it to pick up. Oil prices are over $60 a barrel, the price of gold is at a 25-year high and the unemployment rate fell below 5%. These factors and others could lead to an upturn in inflation. At the end of the period, 59% of the portfolio was in mortgage pass-through securities issued by the Government National Mortgage Association, 40% was in Treasury issues and TIPS, and 1% was in cash.

Q:   What detracted from performance?

A: Our positioning on the yield curve held back return. Throughout the 12 months, we maintained a bulleted strategy, which means we invested in bonds across the maturity spectrum, with the biggest concentration in the intermediate-term range of two-years to ten-years. While our short-term and long-term bonds did well, intermediate-term bonds detracted from performance. In hindsight, it would have been more advantageous to have had a barbelled configuration, overweighting the short and long ends of the yield curve and holding relatively few intermediate-term bonds.

Pioneer America Income Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q:   What contributed to performance?

A: During the second half of 2005, yields on 10-year Treasuries traded in a relatively narrow range of roughly 3.90% to a high of roughly 4.68%. As 10-year Treasuries declined in price and rose in yield, we extended duration. This aided results because 10-year Treasuries closed the year at 4.40%, down from their highs. A longer duration usually benefits a portfolio when yields decline. The performance of TIPS also helped boost the Trust's return.

Q:   What is your outlook?

A: In general we are positive when looking ahead. While we believe the inverted yield curve may be indicating some moderating in economic growth, we do not think it is signaling recession. When the Fed began raising interest rates, the federal funds rate was extremely low at 1%. We think that the current 4.25% level is not restrictive, especially with an inflation rate of roughly 2.0% to 2.5%. While we think the consumer may cut back on spending, it is likely that business will pick up the slack. An increase in capital spending on the part of corporations may be enough to keep the economy growing at a respectable rate. The Fed may be in the late stages of its rate-raising cycle. Should the Fed ease rates somewhat, we believe intermediate-term securities will outperform longer-term securities. We are well-positioned should this occur. As we move into 2006, we believe the Trust should continue to provide income diversification for investors who want to avoid the risk associated with the more volatile areas of the fixed-income market and with equities.

When interest rates rise, the prices of fixed income securities in the fund will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the fund will generally rise. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-Backed securities are also subject to pre-payments. Government guarantees apply to the underlying securities only and not to the prices and yields of the

Pioneer America Income Trust

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05                           (continued)
--------------------------------------------------------------------------------

portfolio. At times, the fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of the opinion of Trust management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer America Income Trust

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05
--------------------------------------------------------------------------------

Principal
   Amount                                                                 Value
                 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 99.0%
$   690,656      Government National Mortgage Association,
                   4.5%, 1/15/35                                   $    662,814
    191,040      Government National Mortgage Association,
                   4.5%, 12/15/19                                       187,391
    520,501      Government National Mortgage Association,
                   4.5%, 4/15/18                                        510,747
    750,000      Government National Mortgage Association,
                   4.5%, 7/20/34                                        722,482
    967,088      Government National Mortgage Association,
                   4.5%, 4/15/20                                        948,013
    839,154      Government National Mortgage Association,
                   4.5%, 6/15/19                                        823,125
  3,016,429      Government National Mortgage Association,
                   4.5%, 6/15/34                                      2,894,404
    369,286      Government National Mortgage Association,
                   4.5%, 8/15/19                                        362,233
    769,141      Government National Mortgage Association,
                   4.5%, 8/15/33                                        738,158
  1,449,390      Government National Mortgage Association,
                   4.5%, 3/15/20                                      1,420,802
    789,565      Government National Mortgage Association,
                   4.5%, 6/15/19                                        774,483
    414,498      Government National Mortgage Association,
                   5.0%, 1/20/20                                        412,109
    495,938      Government National Mortgage Association,
                   5.0%, 10/15/20                                       494,680
    890,999      Government National Mortgage Association,
                   5.0%, 10/15/33                                       880,548
    997,682      Government National Mortgage Association,
                   5.0%, 10/15/35                                       985,211
    718,007      Government National Mortgage Association,
                   5.0%, 2/15/19                                        716,338
    467,547      Government National Mortgage Association,
                   5.0%, 2/15/20                                        466,361

The accompanying notes are an integral part of these financial statements.   15

Pioneer America Income Trust

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                   (continued)
--------------------------------------------------------------------------------

Principal
   Amount                                                                 Value
                 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
$   990,555      Government National Mortgage Association,
                   5.0%, 4/15/35                                   $    978,173
    902,637      Government National Mortgage Association,
                   5.0%, 5/15/34                                        891,854
    499,917      Government National Mortgage Association,
                   5.0%, 6/15/35                                        493,669
    614,237      Government National Mortgage Association,
                   5.0%, 9/15/33                                        607,047
  1,922,208      Government National Mortgage Association,
                   5.00%, 4/15/35                                     1,898,180
    793,321      Government National Mortgage Association,
                   5.5%, 1/15/29                                        799,453
    724,295      Government National Mortgage Association,
                   5.5%, 1/15/35                                        715,241
    567,746      Government National Mortgage Association,
                   5.5%, 10/15/19                                       576,128
    776,821      Government National Mortgage Association,
                   5.5%, 10/15/33                                       782,926
  1,490,049      Government National Mortgage Association,
                   5.5%, 10/15/34                                     1,500,288
  6,209,553      Government National Mortgage Association,
                   5.5%, 11/15/34                                     6,252,219
  1,258,181      Government National Mortgage Association,
                   5.5%, 2/15/19                                      1,276,708
    376,039      Government National Mortgage Association,
                   5.5%, 4/15/19                                        381,590
    422,011      Government National Mortgage Association,
                   5.5%, 4/15/31                                        425,499
  2,999,835      Government National Mortgage Association,
                   5.5%, 4/15/34                                      3,020,447
  2,862,804      Government National Mortgage Association,
                   5.5%, 5/15/33                                      2,885,305
    236,232      Government National Mortgage Association,
                   5.5%, 6/15/18                                        239,707

16    The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
   Amount                                                                 Value
                 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
$ 3,142,535      Government National Mortgage Association,
                   5.5%, 7/15/19                                   $  3,175,357
    982,748      Government National Mortgage Association,
                   5.5%, 8/15/33                                        990,472
  2,160,533      Government National Mortgage Association,
                   5.5%, 9/15/33                                      2,177,553
  1,525,228      Government National Mortgage Association,
                   5.50%, 7/15/33                                     1,537,216
     91,512      Government National Mortgage Association,
                   6.0%, 1/15/24                                         93,917
  3,630,809      Government National Mortgage Association,
                   6.0%, 1/15/33                                      3,724,185
    836,137      Government National Mortgage Association,
                   6.0%, 1/20/33                                        855,285
     24,029      Government National Mortgage Association,
                   6.0%, 10/15/28                                        24,644
  5,314,837      Government National Mortgage Association,
                   6.0%, 10/15/32                                     5,450,581
  1,772,353      Government National Mortgage Association,
                   6.0%, 10/15/34                                     1,815,045
  4,082,389      Government National Mortgage Association,
                   6.0%, 11/15/32                                     4,189,312
    782,884      Government National Mortgage Association,
                   6.0%, 11/15/33                                       802,519
  5,053,318      Government National Mortgage Association,
                   6.0%, 12/15/32                                     5,186,666
  2,800,839      Government National Mortgage Association,
                   6.0%, 2/15/33                                      2,871,085
    981,397      Government National Mortgage Association,
                   6.0%, 3/15/33                                      1,006,010
    796,870      Government National Mortgage Association,
                   6.0%, 3/15/34                                        816,064
    441,319      Government National Mortgage Association,
                   6.0%, 4/15/28                                        452,679

The accompanying notes are an integral part of these financial statements.   17

Pioneer America Income Trust

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                   (continued)
--------------------------------------------------------------------------------

Principal
   Amount                                                                 Value
                 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
$  1,647,647     Government National Mortgage Association,
                   6.0%, 4/15/33                                   $  1,692,105
   1,160,949     Government National Mortgage Association,
                   6.0%, 5/15/17                                      1,192,490
     375,462     Government National Mortgage Association,
                   6.0%, 5/15/33                                        384,879
     710,307     Government National Mortgage Association,
                   6.0%, 6/15/34                                        727,416
   1,257,932     Government National Mortgage Association,
                   6.0%, 8/15/34                                      1,288,538
   1,739,005     Government National Mortgage Association,
                   6.0%, 9/15/32                                      1,782,735
     359,010     Government National Mortgage Association,
                   6.0%, 9/15/33                                        368,014
     361,921     Government National Mortgage Association,
                   6.0%, 9/15/34                                        370,639
     973,733     Government National Mortgage Association,
                   6.0%, 9/15/35                                        997,163
     286,271     Government National Mortgage Association,
                   6.00%, 11/15/28                                      293,597
   1,021,241     Government National Mortgage Association,
                   6.5%, 1/15/32                                      1,068,858
     228,431     Government National Mortgage Association,
                   6.5%, 10/15/28                                       239,186
       5,808     Government National Mortgage Association,
                   6.5%, 10/15/31                                         6,071
     327,704     Government National Mortgage Association,
                   6.5%, 2/15/28                                        343,133
   1,031,161     Government National Mortgage Association,
                   6.5%, 2/15/32                                      1,077,483
     445,337     Government National Mortgage Association,
                   6.5%, 3/15/28                                        466,360
     468,958     Government National Mortgage Association,
                   6.5%, 3/15/29                                        490,735

18    The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
   Amount                                                                 Value
                 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
$    619,177     Government National Mortgage Association,
                   6.5%, 3/15/32                                   $    646,993
     212,717     Government National Mortgage Association,
                   6.5%, 4/15/17                                        219,728
     115,840     Government National Mortgage Association,
                   6.5%, 4/15/28                                        121,294
     212,423     Government National Mortgage Association,
                   6.5%, 4/15/28                                        222,112
     971,331     Government National Mortgage Association,
                   6.5%, 4/15/32                                      1,014,967
     540,409     Government National Mortgage Association,
                   6.5%, 4/15/33                                        564,571
      67,802     Government National Mortgage Association,
                   6.5%, 5/15/29                                         70,950
     741,216     Government National Mortgage Association,
                   6.5%, 5/15/32                                        774,514
      88,312     Government National Mortgage Association,
                   6.5%, 6/15/17                                         91,223
      76,015     Government National Mortgage Association,
                   6.5%, 6/15/28                                         79,599
      37,494     Government National Mortgage Association,
                   6.5%, 6/15/29                                         39,235
     215,555     Government National Mortgage Association,
                   6.5%, 6/15/31                                        225,298
     288,089     Government National Mortgage Association,
                   6.5%, 6/15/32                                        301,402
     321,204     Government National Mortgage Association,
                   6.5%, 7/15/31                                        335,722
     471,130     Government National Mortgage Association,
                   6.5%, 7/15/32                                        492,296
     111,068     Government National Mortgage Association,
                   6.5%, 8/15/28                                        116,298
      75,297     Government National Mortgage Association,
                   6.5%, 8/15/31                                         78,700

The accompanying notes are an integral part of these financial statements.   19

Pioneer America Income Trust

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                   (continued)
--------------------------------------------------------------------------------

Principal
   Amount                                                                 Value
                 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
$    680,392     Government National Mortgage Association,
                   6.5%, 8/15/32                                   $    711,486
     431,492     Government National Mortgage Association,
                   6.5%, 9/15/31                                        450,995
     267,137     Government National Mortgage Association,
                   6.5%, 9/15/32                                        279,137
     110,996     Government National Mortgage Association,
                   7.0%, 1/15/30                                        116,615
     148,604     Government National Mortgage Association,
                   7.0%, 10/15/16                                       155,075
      47,603     Government National Mortgage Association,
                   7.0%, 10/15/31                                        49,978
      82,679     Government National Mortgage Association,
                   7.0%, 11/15/26                                        87,033
     154,740     Government National Mortgage Association,
                   7.0%, 11/15/29                                       162,541
      45,420     Government National Mortgage Association,
                   7.0%, 11/15/31                                        47,686
     134,512     Government National Mortgage Association,
                   7.0%, 2/15/28                                        141,365
      65,070     Government National Mortgage Association,
                   7.0%, 2/15/31                                         68,317
      97,803     Government National Mortgage Association,
                   7.0%, 2/15/32                                        102,676
     124,583     Government National Mortgage Association,
                   7.0%, 3/15/28                                        130,929
     356,130     Government National Mortgage Association,
                   7.0%, 3/15/32                                        373,874
     195,259     Government National Mortgage Association,
                   7.0%, 4/15/28                                        205,206
     131,785     Government National Mortgage Association,
                   7.0%, 4/15/32                                        138,351
     197,191     Government National Mortgage Association,
                   7.0%, 5/15/29                                        207,133

20    The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
   Amount                                                                 Value
                 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
$     40,791     Government National Mortgage Association,
                   7.0%, 5/15/31                                   $     42,827
      58,365     Government National Mortgage Association,
                   7.0%, 6/15/29                                         61,308
      63,958     Government National Mortgage Association,
                   7.0%, 6/15/31                                         67,149
     272,086     Government National Mortgage Association,
                   7.0%, 7/15/25                                        286,501
     170,906     Government National Mortgage Association,
                   7.0%, 7/15/28                                        179,723
      86,559     Government National Mortgage Association,
                   7.0%, 7/15/29                                         90,923
     495,995     Government National Mortgage Association,
                   7.0%, 9/15/24                                        522,271
      90,834     Government National Mortgage Association,
                   7.0%, 9/15/29                                         95,414
     197,131     Government National Mortgage Association,
                   7.0%, 9/15/31                                        206,968
     119,685     Government National Mortgage Association,
                   7.5%, 1/15/32                                        125,856
     289,015     Government National Mortgage Association,
                   7.5%, 10/15/27                                       304,475
     242,884     Government National Mortgage Association,
                   7.5%, 11/15/30                                       255,482
     149,826     Government National Mortgage Association,
                   7.5%, 12/15/31                                       157,556
     152,688     Government National Mortgage Association,
                   7.5%, 2/15/27                                        160,856
      20,611     Government National Mortgage Association,
                   7.5%, 2/15/31                                         21,675
     133,789     Government National Mortgage Association,
                   7.5%, 3/15/32                                        140,688
     190,800     Government National Mortgage Association,
                   7.5%, 4/15/29                                        200,419

The accompanying notes are an integral part of these financial statements.   21

Pioneer America Income Trust

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                   (continued)
--------------------------------------------------------------------------------

Principal
   Amount                                                                 Value
                 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
$     52,970     Government National Mortgage Association,
                   7.5%, 6/15/29                                   $     55,765
      13,114     Government National Mortgage Association,
                   7.5%, 8/15/29                                         13,799
      12,848     Government National Mortgage Association,
                   7.5%, 9/15/30                                         13,514
     123,799     Government National Mortgage Association,
                   8.0%, 12/1/29                                        132,571
     313,799     Government National Mortgage Association,
                   8.25%, 5/15/20                                       337,799
      55,571     Government National Mortgage Association,
                   8.5%, 7/15/24                                         60,478
       4,964     Government National Mortgage Association,
                   9.0%, 10/15/16                                         5,373
       6,539     Government National Mortgage Association,
                   9.0%, 4/15/20                                          7,132
         656     Government National Mortgage Association,
                   9.0%, 9/15/16                                            710
      95,576     Government National Mortgage Association,
                   10.0%, 1/15/19                                       106,374
      42,701     Government National Mortgage Association,
                   10.0%, 3/15/20                                        47,588
     286,395     Government National Mortgage Association I,
                   6.5%, 1/15/32                                        299,172
     314,755     Government National Mortgage Association I,
                   6.5%, 11/15/31                                       328,982
      84,500     Government National Mortgage Association I,
                   6.5%, 12/15/31                                        88,319
     179,276     Government National Mortgage Association I,
                   6.5%, 5/15/32                                        187,330
     249,113     Government National Mortgage Association I,
                   6.5%, 9/15/32                                        260,304
     180,008     Government National Mortgage Association I,
                   7.0%, 1/15/31                                        188,991

22    The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
   Amount                                                                 Value
                 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
$    381,068     Government National Mortgage Association I,
                   7.0%, 12/15/30                                  $    400,149
      73,409     Government National Mortgage Association I,
                   7.0%, 4/15/31                                         77,072
     232,881     Government National Mortgage Association I,
                   7.0%, 8/15/23                                        245,218
     349,237     Government National Mortgage Association I,
                   7.0%, 9/15/29                                        367,490
      77,179     Government National Mortgage Association I,
                   7.5%, 3/15/31                                         81,161
      17,526     Government National Mortgage Association I,
                   7.5%, 8/15/29                                         18,442
     720,387     Government National Mortgage Association II,
                   5.0%, 12/20/18                                       716,729
     704,971     Government National Mortgage Association II,
                   5.0%, 2/20/19                                        701,066
   4,408,692     Government National Mortgage Association II,
                   5.5%, 11/20/34                                     4,427,964
   2,479,346     Government National Mortgage Association II,
                   5.5%, 2/20/34                                      2,490,184
   4,504,995     Government National Mortgage Association II,
                   5.5%, 3/20/34                                      4,524,688
   1,989,773     Government National Mortgage Association II,
                   5.5%, 7/20/19                                      2,012,939
     235,099     Government National Mortgage Association II,
                   6.0%, 10/20/31                                       240,449
     998,793     Government National Mortgage Association II,
                   6.0%, 10/20/33                                     1,025,100
   2,457,811     Government National Mortgage Association II,
                   6.0%, 11/20/33                                     2,514,097
     587,333     Government National Mortgage Association II,
                   6.0%, 12/20/18                                       601,473
   2,897,613     Government National Mortgage Association II,
                   6.0%, 12/20/33                                     2,963,987

The accompanying notes are an integral part of these financial statements.   23

Pioneer America Income Trust

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                   (continued)
--------------------------------------------------------------------------------

Principal
   Amount                                                                 Value
                 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
$    470,121     Government National Mortgage Association II,
                   6.0%, 2/20/34                                   $    481,289
   1,434,785     Government National Mortgage Association II,
                   6.0%, 3/20/33                                      1,467,643
     654,924     Government National Mortgage Association II,
                   6.0%, 6/20/34                                        669,271
     253,967     Government National Mortgage Association II,
                   6.0%, 7/20/17                                        260,074
     354,038     Government National Mortgage Association II,
                   6.0%, 7/20/19                                        362,448
     152,476     Government National Mortgage Association II,
                   6.5%, 1/20/24                                        158,536
     380,400     Government National Mortgage Association II,
                   6.5%, 10/20/32                                       394,758
     510,429     Government National Mortgage Association II,
                   6.5%, 10/20/33                                       529,587
     520,498     Government National Mortgage Association II,
                   6.5%, 3/20/34                                        539,616
     132,545     Government National Mortgage Association II,
                   6.5%, 4/20/31                                        137,585
      92,603     Government National Mortgage Association II,
                   6.5%, 6/20/31                                         96,123
     399,354     Government National Mortgage Association II,
                   6.5%, 8/20/28                                        415,326
     103,491     Government National Mortgage Association II,
                   7.0%, 1/20/31                                        107,944
      68,170     Government National Mortgage Association II,
                   7.0%, 11/20/31                                        71,103
      22,847     Government National Mortgage Association II,
                   7.0%, 12/20/08                                        23,321
      75,679     Government National Mortgage Association II,
                   7.0%, 5/20/26                                         79,147
     177,997     Government National Mortgage Association II,
                   7.0%, 7/20/31                                        185,656

24   The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
   Amount                                                                 Value
                 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
$     46,875     Government National Mortgage Association II,
                   7.5%, 12/20/30                                  $     49,072
      26,917     Government National Mortgage Association II,
                   7.5%, 6/20/30                                         28,178
      62,167     Government National Mortgage Association II,
                   8.0%, 3/20/30                                         66,244
         416     Government National Mortgage Association II,
                   8.0%, 5/20/25                                            444
      49,547     Government National Mortgage Association II,
                   9.0%, 11/20/24                                        54,082
      22,276     Government National Mortgage Association II,
                   9.0%, 3/20/22                                         24,268
       4,262     Government National Mortgage Association II,
                   9.0%, 4/20/22                                          4,644
      11,153     Government National Mortgage Association II,
                   9.0%, 9/20/21                                         12,137
   4,100,000     U.S. Treasury Bonds, 4.0%, 2/15/14                   3,988,853
   2,800,000     U.S. Treasury Bonds, 6.25%, 8/15/23                  3,343,595
     250,000     U.S. Treasury Bonds, 6.50%, 11/15/26                   312,422
  10,270,000     U.S. Treasury Bonds, 7.25%, 5/15/16                 12,610,441
     500,000     U.S. Treasury Bonds 8.75%, 5/15/20                     717,324
  18,111,713     U.S. Treasury Inflation Protected Security,
                   3.0%, 7/15/12                                     19,150,311
   2,288,760     U.S. Treasury Inflation Protected Security,
                   3.5%, 1/15/11                                      2,446,112
   1,121,700     U.S. Treasury Inflation Protected Security,
                   3.375%, 1/15/12                                    1,206,134
   1,000,000     U.S. Treasury Notes, 3.50%, 12/15/09                   968,867
   7,000,000     U.S. Treasury Notes, 4.0%, 11/15/12                  6,849,339
   4,000,000     U.S. Treasury Notes, 4.25%, 11/15/14                 3,953,436
     650,000     U.S. Treasury Notes, 4.75%, 11/15/08                   656,246
   4,450,000     U.S. Treasury Notes, 4.75%, 5/15/14                  4,558,295
   1,750,000     U.S. Treasury Notes, 5.5%, 2/15/08                   1,789,170
   2,000,000     U.S. Treasury Notes, 5.5%, 8/15/28                   2,248,828
     250,000     U.S. Treasury Notes, 6.125%, 8/15/29                   304,522

The accompanying notes are an integral part of these financial statements.   25

Pioneer America Income Trust

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                   (continued)
--------------------------------------------------------------------------------

Principal
   Amount                                                                 Value
                 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
$  5,525,000     U.S. Treasury Notes, 6.375%, 8/15/27              $  6,844,309
  10,800,000     U.S. Treasury Notes, 6.50%, 2/15/10                 11,650,079
   1,000,000     U.S. Treasury Notes, 6.625%, 5/15/07                 1,029,062
                                                                   ------------
                                                                   $213,813,965
                                                                   ------------
                 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                 (Cost $215,124,788)                               $213,813,965
                                                                   ------------
                 TOTAL INVESTMENTS IN SECURITIES - 99.0%
                 (Cost $215,124,788) (a)                           $213,813,965
                                                                   ------------
                 OTHER ASSETS AND LIABILITIES - 1.0%               $  2,253,469
                                                                   ------------
                 TOTAL NET ASSETS                                  $216,067,434
                                                                   ============

(a) At December 31, 2005, the net unrealized loss on investments based on cost for federal income tax purposes of $216,526,432 was as follows:

     Aggregate gross unrealized gain for all investments in
     which there is an excess of value over tax cost               $  1,904,598
     Aggregate gross unrealized loss for all investments in
     which there is an excess of tax cost over value               $ (4,617,065)
                                                                   ------------
     Net unrealized loss                                           $ (2,712,467)
                                                                   ============

Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2005 aggregated $61,985,394 and $81,965,394, respectively


26   The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/05
--------------------------------------------------------------------------------


ASSETS:
  Investment in securities, at value (cost $215,124,788)           $213,813,965
  Cash                                                                1,870,851
  Receivable -
    Fund shares sold                                                    114,900
    Interest                                                          1,726,051
    Due from Pioneer Investment Management, Inc.                          3,252
                                                                   ------------
     Total assets                                                  $217,529,019
                                                                   ------------
LIABILITIES:
  Payables -
    Fund shares repurchased                                        $  1,092,601
    Dividends                                                           190,296
  Due to affiliates                                                      85,907
  Accrued expenses                                                       92,781
                                                                   ------------
     Total liabilities                                             $  1,461,585
                                                                   ------------
NET ASSETS:
  Paid-in capital                                                  $232,460,721
  Distributions in excess of net investment income                   (1,275,859)
  Accumulated net realized loss on investments                      (13,806,605)
  Net unrealized loss on investments                                 (1,310,823)
                                                                   ------------
     Total net assets                                              $216,067,434
                                                                   ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $116,433,452/12,201,977 shares)                $       9.54
                                                                   ============
  Class B (based on $35,581,404/3,751,147 shares)                  $       9.49
                                                                   ============
  Class C (based on $24,788,728/2,605,231 shares)                  $       9.51
                                                                   ============
  Investor Class (based on $38,368,524/4,020,765 shares)           $       9.54
                                                                   ============
  Class R (based on $895,326/93,025 shares)                        $       9.62
                                                                   ============
MAXIMUM OFFERING PRICE:
  Class A ($9.54 [divided by] 95.5%)                               $       9.99
                                                                   ============

The accompanying notes are an integral part of these financial statements.   27

Pioneer America Income Trust

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For Year Ended 12/31/05

INVESTMENT INCOME:
  Interest                                                 $10,532,135
                                                           -----------
     Total investment income                                                $10,532,135
                                                                            -----------
EXPENSES:
  Management fees                                          $ 1,146,827
  Transfer agent fees and expenses
    Class A                                                    373,125
    Class B                                                    149,097
    Class C                                                     79,205
    Investor Class                                              82,827
    Class R                                                      3,947
  Distribution fees
    Class A                                                    299,196
    Class B                                                    378,772
    Class C                                                    274,332
    Class R                                                      4,263
  Administrative reimbursements                                 45,549
  Custodian fees                                                20,916
  Registration fees                                            134,284
  Professional fees                                             56,120
  Printing expense                                              35,572
  Fees and expenses of nonaffiliated trustees                    9,519
  Miscellaneous                                                 18,480
                                                           -----------
     Total expenses                                                         $ 3,112,031
     Less management fees waived and expenses
       reimbursed by Pioneer Investment
       Management, Inc.                                                         (36,576)
     Less fees paid indirectly                                                   (7,996)
                                                                            -----------
     Net expenses                                                           $ 3,067,459
                                                                            -----------
       Net investment income                                                $ 7,464,676
                                                                            -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments                                          $  (873,555)
                                                                            -----------
  Change in net unrealized loss on investments                              $(3,012,450)
                                                                            -----------
    Net loss on investments                                                 $(3,886,005)
                                                                            -----------
    Net increase in net assets resulting from operations                    $ 3,578,671
                                                                            ===========

28    The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 12/31/05 and 12/31/04

                                                             Year Ended       Year Ended
                                                              12/31/05         12/31/04

FROM OPERATIONS:
Net investment income                                      $   7,464,676    $   5,980,649
Net realized loss on investments                                (873,555)        (284,687)
Change in net unrealized loss on investments                  (3,012,450)        (509,007)
                                                           -------------    -------------
    Net increase in net assets resulting
     from operations                                       $   3,578,671    $   5,186,955
                                                           -------------    -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.43 and $0.43 per share, respectively)        $  (5,294,373)   $  (5,875,264)
  Class B ($0.35 and $0.35 per share, respectively)           (1,358,450)      (1,631,240)
  Class C ($0.36 and $0.35 per share, respectively)           (1,015,869)      (1,135,022)
  Investor Class ($0.47 and $0.03 per share,
    respectively)                                             (2,091,640)        (141,451)
  Class R ($0.42 and $0.43 per share, respectively)              (36,595)         (25,408)
                                                           -------------    -------------
    Total distributions to shareowners                     $  (9,796,927)   $  (8,808,385)
                                                           -------------    -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                           $  64,972,188    $  52,481,179
Shares issued in reorganization                                        -       53,131,201
Reinvestment of distributions                                  7,866,321        6,832,862
Cost of shares repurchased                                   (93,855,460)    (112,546,777)
                                                           -------------    -------------
    Net decrease in net assets resulting from
     Fund share transactions                               $ (21,016,951)   $    (101,535)
                                                           -------------    -------------
    Net decrease in net assets                             $ (27,235,207)   $  (3,722,965)
NET ASSETS:
Beginning of year                                            243,302,641      247,025,606
                                                           -------------    -------------
End of year (including distributions in excess of
  net investment income of ($1,275,859) and
  ($1,304,113) respectively)                               $ 216,067,434    $ 243,302,641
                                                           =============    =============

The accompanying notes are an integral part of these financial statements.   29

Pioneer America Income Trust

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------


                                        '05 Shares     '05 Amounts      '04 Shares     '04 Amounts
CLASS A
Shares sold                               3,916,547    $ 37,903,879       2,554,762    $ 25,153,365
Reinvestment of distributions               467,846       4,518,726         497,374       4,892,250
Less shares repurchased                  (4,796,419)    (46,280,804)     (5,906,236)    (58,252,318)
                                       ------------    ------------    ------------    ------------
    Net decrease                           (412,026)   $ (3,858,199)     (2,854,100)   $(28,206,703)
                                       ============    ============    ============    ============
CLASS B
Shares sold                               1,574,294    $ 15,142,679       1,250,986    $ 12,206,639
Reinvestment of distributions               104,681       1,005,146         116,378       1,138,044
Less shares repurchased                  (1,999,241)    (19,127,579)     (2,886,505)    (28,273,002)
                                       ------------    ------------    ------------    ------------
    Net decrease                           (320,266)   $ (2,979,754)     (1,519,141)   $(14,928,319)
                                       ============    ============    ============    ============
CLASS C
Shares sold                               1,207,346    $ 11,667,546       1,464,627    $ 14,366,399
Reinvestment of distributions                62,611         603,436          67,716         664,306
Less shares repurchased                  (1,513,783)    (14,545,916)     (2,458,051)    (24,137,347)
                                       ------------    ------------    ------------    ------------
    Net decrease                           (243,826)   $ (2,274,934)       (925,708)   $ (9,106,642)
                                       ============    ============    ============    ============
INVESTOR CLASS
Shares sold                                   2,184    $     21,269               -    $          -
Shares issued at
  reorganization                                  -               -       5,410,509      53,131,201
Reinvestment of distributions               177,302       1,713,471          11,861         116,123
Less shares repurchased                  (1,415,838)    (13,728,062)       (165,253)     (1,618,941)
                                       ------------    ------------    ------------    ------------
    Net increase (decrease)              (1,236,352)   $(11,993,322)      5,257,117    $ 51,628,383
                                       ============    ============    ============    ============
CLASS R (a)
Shares sold                                  24,301    $    236,815          75,438    $    754,776
Reinvestment of distributions                 2,619          25,542           2,226          22,139
Less shares repurchased                     (17,753)       (173,099)        (26,439)       (265,169)
                                       ------------    ------------    ------------    ------------
    Net increase                              9,167    $     89,258          51,225    $    511,746
                                       ============    ============    ============    ============

(a)  Class R shares were first publicly offered on April 1, 2003

30    The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
CLASS A                                                     12/31/05     12/31/04     12/31/03     12/31/02    12/31/01(a)

Net asset value, beginning of period                        $   9.79     $   9.95     $  10.27     $   9.79     $   9.76
                                                            --------     --------     --------     --------     --------
Increase from investment operations:
 Net investment income                                      $   0.32     $   0.28     $   0.28     $   0.40     $   0.52
 Net realized and unrealized gain (loss) on investments        (0.14)       (0.01)       (0.13)        0.54         0.05
                                                            --------     --------     --------     --------     --------
  Net increase from investment operations                   $   0.18     $   0.27     $   0.15     $   0.94     $   0.57
Distributions to shareowners:
 Net investment income                                         (0.43)       (0.43)       (0.47)       (0.46)       (0.51)
 Net realized gain                                                 -            -            -            -        (0.03)
                                                            --------     --------     --------     --------     --------
Net increase (decrease) in net asset value                  $  (0.25)    $  (0.16)    $  (0.32)    $   0.48     $   0.03
                                                            --------     --------     --------     --------     --------
Net asset value, end of period                              $   9.54     $   9.79     $   9.95     $  10.27     $   9.79
                                                            ========     ========     ========     ========     ========
Total return*                                                   1.84%        2.77%        1.47%        9.78%        5.92%
Ratio of net expenses to average net assets+                    1.20%        1.16%        1.10%        1.00%        1.01%
Ratio of net investment income to average net assets+           3.36%        3.04%        2.85%        4.17%        5.14%
Portfolio turnover rate                                           27%          27%          66%          76%          72%
Net assets, end of period (in thousands)                    $116,433     $123,524     $153,939     $164,393     $115,998
Ratios with no waiver of management fees by
 PIM and no reductions for fees paid indirectly:
 Net expenses                                                   1.20%        1.16%        1.12%        1.08%        1.12%
 Net investment income                                          3.36%        3.04%        2.83%        4.09%        5.03%
Ratios with waiver of management fees by
 PIM and reductions for fees paid indirectly:
 Net expenses                                                   1.20%        1.16%        1.10%        1.00%        1.00%
 Net investment income                                          3.36%        3.04%        2.85%        4.18%        5.15%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

+    Ratio with no reduction for fees paid indirectly.

(a) On January 1, 2001, the Trust began accreting discounts and amortizing premiums on debt securities. The effect of this charges for the year ended December 31, 2001, was to decrease net investment income by $0.02 per share, increase net realized and unrealized gain (loss) by $0.02 per share and decrease the ratio of net investment income to average net assets assuming waiver of management fees by PIM and reduction for fees paid indirectly from 5.35% to 5.15%.

   The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
CLASS B                                                     12/31/05    12/31/04     12/31/03     12/31/02    12/31/01(a)
Net asset value, beginning of period                        $  9.74     $  9.89      $ 10.20      $  9.76       $  9.74
                                                            -------     -------      -------      -------       -------
Increase from investment operations:
 Net investment income                                      $  0.24     $  0.18      $  0.19      $  0.34       $  0.44
 Net realized and unrealized gain (loss) on investments       (0.14)       0.02        (0.12)        0.50          0.04
                                                            -------     -------      -------      -------       -------
  Net increase from investment operations                   $  0.10     $  0.20      $  0.07      $  0.84       $  0.48
Distributions to shareowners:
 Net investment income                                        (0.35)      (0.35)       (0.38)       (0.40)        (0.42)
 Net realized gain                                                -           -            -            -         (0.04)
                                                            -------     -------      -------      -------       -------
Net increase (decrease) in net asset value                  $ (0.25)    $ (0.15)     $ (0.31)     $  0.44       $  0.02
                                                            -------     -------      -------      -------       -------
Net asset value, end of period                              $  9.49     $  9.74      $  9.89      $ 10.20       $  9.76
                                                            =======     =======      =======      =======       =======
Total return*                                                  0.99%       2.02%        0.69%        8.82%         4.99%
Ratio of net expenses to average net assets+                   2.03%       1.98%        1.94%        1.80%         1.95%
Ratio of net investment income to average net assets+          2.56%       2.22%        2.02%        3.26%         4.18%
Portfolio turnover rate                                          27%         27%          66%          76%           72%
Net assets, end of period (in thousands)                    $35,581     $39,641      $55,302      $67,013       $25,008
Ratios with no waiver of management fees by
 PIM and no reduction for fees paid indirectly:
 Net expenses                                                  2.03%       1.98%        1.96%        1.88%         2.06%
 Net investment income                                         2.56%       2.22%        2.00%        3.19%         4.07%
Ratios with waiver of management fees by
 PIM and reductions for fees paid indirectly:
 Net expenses                                                  2.03%       1.98%        1.94%        1.79%         1.93%
 Net investment income                                         2.56%       2.22%        2.02%        3.27%         4.20%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

+    Ratio with no reduction for fees paid indirectly.

(a) On January 1,2001, the Trust began accreting discounts and amortizing premiums on debt securities. The effect of this charges for the year ended December 31, 2001, was to decrease net investment income by $0.02 per share, increase net realized and unrealized gain (loss) by $0.02 per share and decrease the ratio of net investment income to average net assets assuming waiver of management fees by PIM and reduction for fees paid indirectly from 4.36% to 4.20%.

   The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
CLASS C                                                     12/31/05    12/31/04     12/31/03     12/31/02    12/31/01(a)
Net asset value, beginning of period                        $  9.77     $  9.92      $ 10.24      $  9.79       $  9.74
                                                            -------     -------      -------      -------       -------
Increase from investment operations:
 Net investment income                                      $  0.24     $  0.19      $  0.21      $  0.36       $  0.46
 Net realized and unrealized gain (loss) on investments       (0.14)       0.01        (0.13)        0.50          0.03
                                                            -------     -------      -------      -------       -------
  Net increase from investment operations                   $  0.10     $  0.20      $  0.08      $  0.86       $  0.49
Distributions to shareowners:
 Net investment income                                        (0.36)      (0.35)       (0.40)       (0.41)        (0.43)
 Net realized gain                                                -           -            -            -         (0.01)
                                                            -------     -------      -------      -------       -------
Net increase (decrease) in net asset value                  $ (0.26)    $ (0.15)     $ (0.32)     $  0.45       $  0.05
                                                            -------     -------      -------      -------       -------
Net asset value, end of period                              $  9.51     $  9.77      $  9.92      $ 10.24       $  9.79
                                                            =======     =======      =======      =======       =======
Total return*                                                  1.02%       2.09%        0.75%        8.93%         5.05%
Ratio of net expenses to average net assets+                   1.93%       1.89%        1.81%        1.77%         1.84%
Ratio of net investment income to average net assets+          2.70%       2.31%        2.14%        3.16%         4.22%
Portfolio turnover rate                                          27%         27%          66%          76%           72%
Net assets, end of period (in thousands)                    $24,789     $27,832      $37,456      $38,258       $ 6,776
Ratios with no waiver of management fees by
 PIM and no reduction for fees paid indirectly:
 Net expenses                                                  1.93%       1.89%        1.83%        1.84%         1.95%
 Net investment income                                         2.70%       2.31%        2.12%        3.08%         4.11%
Ratios with waiver of management fees by
 PIM and reductions for fees paid indirectly:
 Net expenses                                                  1.93%       1.89%        1.81%        1.76%         1.81%
 Net investment income                                         2.70%       2.31%        2.14%        3.16%         4.25%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

+    Ratio with no reduction for fees paid indirectly.

(a) On January 1,2001, the Trust began accreting discounts and amortizing premiums on debt securities. The effect of this changes for the year ended December 31, 2001, was to decrease net investment income by $0.01 per share, increase net realized and unrealized gain (loss) by $0.01 per share and decrease the ratio of net investment income to average net assets assuming waiver of management fees by PIM and reduction for fees paid indirectly from 4.42% to 4.25%.

   The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                     12/11/04 (a)
                                                      Year Ended          to
INVESTOR CLASS                                         12/31/05        12/31/04
Net asset value, beginning of period                   $  9.79        $  9.82
                                                       -------        -------
Increase from investment operations:
  Net investment income                                $  0.35        $  0.02
  Net realized and unrealized loss
   on investments                                        (0.13)         (0.02)
                                                       -------        -------
   Net increase from investment operations             $  0.22        $     -
Distributions to shareowners:
  Net investment income                                  (0.47)         (0.03)
                                                       -------        -------
Net decrease in net asset value                        $ (0.25)       $ (0.03)
                                                       -------        -------
Net asset value, end of period                         $  9.54        $  9.79
                                                       =======        =======
Total return*                                             2.27%         (0.04)%
Ratio of net expenses to average net assets+              0.74%          0.74%**
Ratio of net investment income to average
  net assets+                                             3.90%          3.70%**
Portfolio turnover rate                                     27%            27%
Net assets, end of period (in thousands)               $38,369        $51,475
Ratios with no waiver of management fees by
  PIM and no reductions for fees paid indirectly:
  Net expenses                                            0.83%          0.96%**
  Net investment income                                   3.81%          3.49%**
Ratios with waiver of management fees by
  PIM and reductions for fees paid indirectly:
  Net expenses                                            0.74%          0.74%**
  Net investment income                                   3.90%          3.70%**

(a)  Investor Class shares commenced operations on December 11, 2004.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, and the complete redemption of the investment at net asset value at the end of each period.

**   Annualized.

+    Ratio with no reduction for fees paid indirectly.

34    The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                4/1/03 (a)
                                                    Year Ended   Year Ended         to
CLASS R                                              12/31/05     12/31/04       12/31/03
Net asset value, beginning of period                 $  9.89      $ 10.07       $  10.31
                                                     -------      -------       --------
Increase from investment operations:
  Net investment income                              $  0.30      $  0.37       $   0.25
  Net realized and unrealized loss
   on investments                                      (0.15)       (0.12)         (0.17)
                                                     -------      -------       --------
   Net increase from investment operations           $  0.15      $  0.25       $   0.08
Distributions to shareowners:
  Net investment income                                (0.42)       (0.43)         (0.32)
                                                     -------      -------       --------
Net decrease in net asset value                      $ (0.27)     $ (0.18)      $  (0.24)
                                                     -------      -------       --------
Net asset value, end of period                       $  9.62      $  9.89       $  10.07
                                                     =======      =======       ========
Total return*                                           1.53%        2.58%          0.83%
Ratio of net expenses to average net assets+            1.61%        1.20%          1.08%**
Ratio of net investment income (loss) to average
  net assets+                                           2.92%        3.01%         (2.91)%**
Portfolio turnover rate                                   27%          28%            66%
Net assets, end of period (in thousands)             $   895      $   830       $    329
Ratios with no waiver of management fees by
  PIM and no reductions for fees paid indirectly:
  Net expenses                                          1.61%        1.20%          1.08%**
  Net investment income (loss)                          2.92%        3.01%         (2.91)%**
Ratios with waiver of management fees by
  PIM and reductions for fees paid indirectly:
  Net expenses                                          1.61%        1.20%          1.08%**
  Net investment income (loss)                          2.92%        3.01%         (2.91)%**

(a)  Class R shares were first publicly offered on April 1, 2003

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, and the complete redemption of the investment at net asset value at the end of each period.

**   Annualized.

+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   35

Pioneer America Income Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

Pioneer America Income Trust (the Trust) is a Massachusetts statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Trust is to provide a high level of current income consistent with preservation of capital and prudent investment risk.

The Trustees have authorized the issuance of five classes of shares of the Fund. The Fund offers five classes of shares designated as - Class A, Class B, Class C, Investor Class and Class R shares. Class R shares were first publicly offered on April 1, 2003. Investor Class shares were first issued on December 10, 2004. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class Shares. Each class of shares represents an interest in the same portfolio of investments of the Trust and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively. There is no distribution plan for Investor Class shares.

The Trust's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates. Information regarding the Trust's principal investment risks is contained in the Trust's prospectus. Please refer to those documents when considering the Trust's risks. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

Pioneer America Income Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Trust is computed once daily on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of the Board of Trustees. Securities for which there are no other readily available valuation methods are valued at their fair values as determined by, or under the direction of the Board of Trustees. As of December 31, 2005, there were no securities fair valued. Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the underlying monthly pay downs. All discounts/premiums on debt securities are accreted/amortized into interest income on a yield to maturity basis for financial reporting purposes. Interest income is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Trust's distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist.

Pioneer America Income Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                             (continued)
--------------------------------------------------------------------------------

     At December 31, 2005, the Trust had a net capital loss carryforward of $12,125,464, of which $742,335 will expire in 2006, $2,705,283 will expire in 2007, $1,526,846 will expire in 2008, $2,070,786 will expire in 2011,
     $3,175,915 will expire in 2012, and $1,904,299 will expire in 2013, if not utilized.

     The Trust has elected to defer approximately $1,612,711 of capital losses recognized between November 1, 2005 and December 31, 2005 to its fiscal year ending December 31, 2006.

     The tax character of distributions paid during the years ended December 31, 2005 and 2004 were as follows:

--------------------------------------------------------------------------------
                                  2005            2004
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income              $9,796,927      $8,808,385
                               ----------      ----------
    Total                      $9,796,927      $8,808,385
                               ==========      ==========
--------------------------------------------------------------------------------

     The following shows the components of the Trust's capital on a federal income tax basis at December 31, 2005.

--------------------------------------------------------------------------------
                                               2005
--------------------------------------------------------------------------------
  Undistributed ordinary
  income                                 $     57,355
  Capital loss carryforward               (12,125,464)
  Post October losses deferred             (1,612,711)
  Unrealized depreciation                  (2,712,467)
                                         ------------
    Total                                $(16,393,287)
                                         ============
--------------------------------------------------------------------------------

     The difference between book basis and tax-basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales and the tax treatment of premium and amortization.

     At December 31, 2005, the Trust reclassified $2,360,505 to decrease distributions in excess of net investment income, and $2,360,505 to increase accumulated net realized loss. This reclassification has no impact on the net assets of the Trust and presents the Trust's capital accounts on a tax basis.

Pioneer America Income Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

C.   Fund Shares

     The Trust records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $17,613 in underwriting commissions on the sale of Class A shares for the year ended December 31, 2005.

D.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Trust, respectively (See Notes 4). Investor Class Shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Trust level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     The Trust declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Trust with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Investor Class and Class R shares can bear different transfer agent and distribution fees.

E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Trust, the value of the underlying securities (collateral), including accrued interest received from counter parties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Trust's custodian, or sub custodians. The Trust's investment adviser,

Pioneer America Income Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                             (continued)
--------------------------------------------------------------------------------

     Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Trust's portfolio. Management fees are calculated daily at the annual rate of 0.50% of the Trust's average daily net assets.

Through December 10, 2006, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Fund to the extent necessary to limit Investor Class expenses to 0.74% of the average daily net assets attributable to Investor Class shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Trust. At December 31, 2005, $6,141, was payable to PIM related to management fees, administrative costs and certain other services, and is included in due to affiliates.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $74,834 in transfer agent fees payable to PIMSS at December 31, 2005.

4.   Distribution and Service Plans

The Trust adopted Plans of Distribution with respect to each class of shares (Class A Plan, Class B Plan, Class C Plan, and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Trust pays PFD a service fee of up to 0.25% of the Trust's average daily net assets attributable to Class A shares in reimbursement of such expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Trust pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or

Pioneer America Income Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Trust pays PFD 0.50% of the average daily net assets attributable to Class R shares as compensation for distribution services. Included in due to affiliates is $4,932 in distribution fees payable to PFD at December 31, 2005. The Trust also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Trust to pay securities dealers, plan administrators or other services organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Trust a service fee of up to 0.25% of the Trust's daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Investor Class) may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Class B shares subscribed on or after December 1, 2004 that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemption of Class R shares within 18 months of purchase were subject to a CDSC of 1.00%. Effective July 1, 2004 the CDSC on Class R shares was eliminated. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2005, CDSCs in the amount of $110,527 were paid to PFD.

5.   Expense Offset Arrangements

The Trust has entered into certain expense offset arrangements with PIMSS, resulting in a reduction in the Trust's total expenses due to interest earned on cash held by PIMSS. For the year ended December 31, 2005, the Trust's expenses were reduced by $7,996 under such arrangements.

Pioneer America Income Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                             (continued)
--------------------------------------------------------------------------------

6.   Merger Information

On December 8, 2004, beneficial owners of Safeco Intermediate Term U.S. Government Fund (one of the Series that comprised Safeco Managed Bond Trust) approved a proposed Agreement and Plan of Reorganization that provided for the merger below. This tax-free reorganization was accomplished on December 10, 2004, by exchanging all of Safeco's net assets for Investor Class shares, based on the Fund's Class A shares' ending net asset value. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

-----------------------------------------------------------------------------------------------
                               Pioneer                  Safeco                   Pioneer
                               America             Intermediate Term             America
                            Income Trust         U.S. Government Fund         Income Trust
                        (Pre-Reorganization)     (Pre-Reorganization)     (Post-Reorganization)
-----------------------------------------------------------------------------------------------
Net Assets                $193,756,225             $53,131,201              $246,867,456
Shares Outstanding          19,757,153               5,599,642                25,167,692
Investor Class
 Shares Issued                                                                 5,410,509
-----------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                  Unrealized         Accumulated
                                 Appreciation          Loss on
                               on Closing Date      Closing Date
--------------------------------------------------------------------------------
Safeco Intermediate Term
  U.S. Government Fund           $ 33,133            $(1,399,442)
--------------------------------------------------------------------------------

Pioneer America Income Trust

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer America Income Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer America Income Trust (the "Trust") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 2001 were audited by other auditors who have ceased operations and whose report, dated February 15, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer America Income Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP


Boston, Massachusetts
February 10, 2006

Pioneer America Income Trust

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code

Pioneer America Income Trust

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and
(ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three, five and ten year periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

Pioneer America Income Trust

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return and yield, as well as the Fund's performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the fourth quintile of the peer group for the 12 months ended June 30, 2005, the fourth quintile for the three years ended June 30, 2005, the fourth quintile for the five years ended June 30, 2005 and the fifth quintile for the ten year period ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees also considered the yield (gross of expenses) on the Fund's Class A share relative to the yield (as of June 30, 2005) on the Lehman Government Bond Index. The Trustees noted that the Fund's policy of only investing in investments backed by the full faith and credit of the U.S. Treasury had a negative impact on performance relative to mutual funds in the peer group that can invest in a broader range of U.S. Government Securities. The Trustees concluded that, given the more narrow investment mandate than the peer group, the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's fixed income group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and

Pioneer America Income Trust

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

     the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was in the third quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2005 was in the fifth quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was acceptable compared to comparably sized funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration

Pioneer America Income Trust

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

     included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels, break points in the management fee were not necessary at this time. As assets increase, the Trustees will continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund). The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Pioneer America Income Trust

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer America Income Trust
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Trustees and Officers
The Trust's Board of Trustees provides broad supervision over the Trust's affairs. The officers of the Trust are responsible for the Trust's operations. The Trust's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Trust within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees may serve as a trustee of each of the 91 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Trust's statement of additional information provides more detailed information regarding the Trust's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's web site at http://www.sec.gov.

Pioneer America Income Trust

--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                          Positions Held         Length of Service      Principal Occupation                    Other Directorships
Name and Age              With the Fund          and Term of Office     During Past Five Years                  Held by this Trustee
John F. Cogan, Jr. (79)*  Chairman of the        Trustee since 1988.    Deputy Chairman and a Director of       Chairman and
                          Board,                 Serves until           Pioneer Global Asset Management S.p.A.  Director of ICI
                          Trustee and President  successor trustee is   ("PGAM"); Non-Executive Chairman and a  Mutual Insurance
                                                 elected or earlier     Director of Pioneer Investment          Company; Director of
                                                 retirement or          Management USA Inc. ("PIM-USA");        Harbor Global
                                                 removal                Chairman and a Director of Pioneer;     Company, Ltd.
                                                                        Director of Pioneer Alternative
                                                                        Investment Management Limited
                                                                        (Dublin); President and a Director of
                                                                        Pioneer Alternative Investment
                                                                        Management (Bermuda) Limited and
                                                                        affiliated funds; President and
                                                                        Director of Pioneer Funds Distributor,
                                                                        Inc. ("PFD"); President of all of the
                                                                        Pioneer Funds; and Of Counsel (since
                                                                        2000, partner prior to 2000), Wilmer
                                                                        Cutler Pickering Hale and Dorr LLP
                                                                        (counsel to PIM-USA and the Pioneer
                                                                        Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Osbert M. Hood (53)**     Trustee and            Trustee since 2003.    President and Chief Executive Officer,  None
                          Executive Vice         Serves until           PIM-USA since May 2003 (Director since
                          President              successor trustee is   January 2001); President and Director
                                                 elected or earlier     of Pioneer since May 2003; Chairman
                                                 retirement or          and Director of Pioneer Investment
                                                 removal                Management Shareholder Services, Inc.
                                                                        ("PIMSS") since May 2003; Executive
                                                                        Vice President of all of the Pioneer
                                                                        Funds since June 2003; Executive Vice
                                                                        President and Chief Operating Officer
                                                                        of PIM-USA, November 2000 to May 2003.

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer America Income Trust

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

Name, Age and             Positions Held         Length of Service      Principal Occupation                    Other Directorships
Address                   With the Fund          and Term of Office     During Past Five Years                  Held by this Trustee
David R. Bock **(62)      Trustee                Trustee since 2005.    Senior Vice President and Chief         Director of The
3050 K. Street NW,                               Serves until           Financial Officer, I-trax, Inc.         Enterprise Social
Washington, DC 20007                             successor trustee is   (publicly traded health care services   Investment Company
                                                 elected or earlier     company) (2001 - present); Managing     (privately-held
                                                 retirement or          Partner, Federal City Capital Advisors  affordable housing
                                                 removal.               (boutique merchant bank) (1995 - 2000;  finance company);
                                                                        2002 to 2004); Executive Vice           Director of New York
                                                                        President and Chief Financial Officer,  Mortgage Trust
                                                                        Pedestal Inc. (internet-based mortgage  (publicly traded
                                                                        trading company) (2000 - 2002)          mortgage REIT)

**Mr. Bock became a Trustee of the Fund on January 1, 2005.
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (57)         Trustee                Trustee since 1997.    President, Bush International           Director of Brady
3509 Woodbine Street,                            Serves until           (international financial advisory       Corporation
Chevy Chase, MD 20815                            successor trustee is   firm)                                   (industrial
                                                 elected or earlier                                             identification and
                                                 retirement or                                                  specialty coated
                                                 removal.                                                       material products
                                                                                                                manufacturer),
                                                                                                                Millennium
                                                                                                                Chemicals, Inc.
                                                                                                                (commodity
                                                                                                                chemicals), Mortgage
                                                                                                                Guaranty Insurance
                                                                                                                Corporation, and
                                                                                                                R.J. Reynolds
                                                                                                                Tobacco Holdings,
                                                                                                                Inc. (tobacco)
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W.             Trustee                Trustee since 1990.    Founding Director, The Winthrop Group,  None
Graham (58)                                      Serves until           Inc. (consulting firm); Professor of
1001 Sherbrooke Street West,                     successor trustee is   Management, Faculty of Management,
Montreal, Quebec, Canada                         elected or earlier     McGill University
H3A 1G5                                          retirement or
                                                 removal.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer America Income Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Name, Age and             Positions Held         Length of Service      Principal Occupation                    Other Directorships
Address                   With the Fund          and Term of Office     During Past Five Years                  Held by this Trustee
Marguerite A. Piret (57)  Trustee                Trustee since 1988.    President and Chief Executive Officer,  Director of New
One Boston Place, 28th Floor,                    Serves until           Newbury, Piret & Company, Inc.          America High Income
Boston, MA 02108                                 successor trustee is   (investment banking firm)               Fund, Inc.
                                                 elected or earlier                                             (closed-end
                                                 retirement or                                                  investment company)
                                                 removal
------------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (77)      Trustee                Trustee since 1993.    Senior Counsel, Sullivan & Cromwell     Director, The Swiss
125 Broad Street,                                Serves until           (law firm)                              Helvetia Fund, Inc.
New York, NY 10004                               successor trustee is                                           (closed-end
                                                 elected or earlier                                             investment company)
                                                 retirement or                                                  and AMVESCAP PLC
                                                 removal                                                        (investment
                                                                                                                managers)
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (69)        Trustee                Trustee since 1988.    President, John Winthrop & Co., Inc.    None
One North Adgers Wharf,                          Serves until           (private investment firm)
Charleston, SC 29401                             successor trustee is
                                                 elected or earlier
                                                 retirement or
                                                 removal
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (57)  Secretary              Since September,       Secretary of PIM-USA; Senior Vice       None
                                                 2003. Serves           President - Legal of Pioneer; and
                                                 at the discretion      Secretary/Clerk of most of PIM-USA's
                                                 of the Board           subsidiaries; Secretary of all of the
                                                                        Pioneer Funds since September 2003
                                                                        (Assistant Secretary from November
                                                                        2000 to September 2003)
------------------------------------------------------------------------------------------------------------------------------------

Pioneer America Income Trust

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                            Positions Held         Length of Service      Principal Occupation                  Other Directorships
Name and Age                With the Fund          and Term of Office     During Past Five Years                Held by this Officer
Christopher J. Kelley (41)  Assistant Secretary    Since September,       Assistant Vice President and Senior   None
                                                   2003. Serves at        Counsel of Pioneer since July 2002;
                                                   the discretion of      Vice President and Senior Counsel of
                                                   the Board              BISYS Fund Services, Inc. (April 2001
                                                                          to June 2002); Senior Vice President
                                                                          and Deputy General Counsel of Funds
                                                                          Distributor, Inc. (July 2000 to April
                                                                          2001; Assistant Secretary of all
                                                                          Pioneer Funds since September 2003
------------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (48)        Assistant Secretary    Since September,       Partner, Wilmer Cutler Pickering      None
                                                   2003. Serves at        Hale and Dorr LLP; Assistant
                                                   the discretion of      Secretary of all Pioneer Funds since
                                                   the Board              September 2003
------------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (60)           Treasurer              Since November,        Partner, Wilmer Cutler Pickering      None
                                                   2000. Serves at        Hale and Dorr LLP; Assistant
                                                   the discretion of      Secretary of all Pioneer Funds since
                                                   the Board              September 2003
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)        Assistant Treasurer    Since November,        Vice President - Fund Accounting,     None
                                                   2004. Serves           Administration and Custody Services
                                                   at the discretion      of Pioneer; and Treasurer of all of
                                                   of the Board           the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (40)       Assistant Treasurer    Since November,        Assistant Vice President - Fund       None
                                                   2000. Serves           Accounting, Administration and
                                                   at the discretion      Custody Services of Pioneer; and
                                                   of the Board           Assistant Treasurer of all of the
                                                                          Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------

Pioneer America Income Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            Positions Held         Length of Service      Principal Occupation                  Other Directorships
Name and Age                With the Fund          and Term of Office     During Past Five Years                Held by this Officer
Gary Sullivan (47)          Assistant Treasurer    Since May, 2002.       Fund Accounting Manager - Fund        None
                                                   Serves at the          Accounting, Administration and
                                                   discretion of          Custody Services of Pioneer; and
                                                   the Board              Assistant Treasurer of all of the
                                                                          Pioneer Funds since May 2002
------------------------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (32) Assistant Treasurer    Since September,       Fund Administration Manager - Fund    None
                                                   2003. Serves           Accounting, Administration and
                                                   at the discretion of   Custody Services since June 2003;
                                                   the Board              Assistant Vice President - Mutual
                                                                          Fund Operations of State Street
                                                                          Corporation from June 2002 to June
                                                                          2003 (formerly Deutsche Bank Asset
                                                                          Management); Pioneer Fund
                                                                          Accounting, Administration and
                                                                          Custody Services (Fund Accounting
                                                                          Manager from August 1999 to May
                                                                          2002, Assistant Treasurer of all
                                                                          Pioneer Funds since September 2003
------------------------------------------------------------------------------------------------------------------------------------
Martin J. Wolin (38)        Chief Compliance       Since October, 2004.   Chief Compliance Officer of Pioneer   None
                            Officer                Serves at the          (Director of Compliance and Senior
                                                   discretion of          Counsel from November 2000 to
                                                   the Board              September 2004); and Chief
                                                                          Compliance Officer of all of the
                                                                          Pioneer Funds since 2004.
------------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                 1-800-225-4240


Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)


Visit our web site:                                         www.pioneerfunds.com


Before investing consider the Trust's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Trust, including fees associated with the routine filing of its Form N-1A, totaled $29,900 in 2005 and approximately $26,000 in 2004.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no audit-related and other services provided to the Trust during the fiscal years ended December 31, 2005 and 2004.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $6,800 in 2005 and $6,000 in 2004.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Trust.

For the years ended December 31, 2005 and 2004, there were no services provided to an affiliate that required the Trust's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


The aggregate non-audit fees for the Trust and affiliates, as previously defined, totaled $6,800 in 2005 and $6,000 in 2004. These fees include services provided prior to May 6, 2003, the effective date of the pre-approval process


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Fund's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Funds investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Fund in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Fund has been impaired or that it is disqualified from acting as independent auditors to the Fund.

The Trust's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

The registrant has a separately-designated standing audit committe eestablished in accordance with Section
3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.



Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.


Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer America Income Trust


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  February 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 28, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date February 28, 2006

* Print the name and title of each signing officer under his or her signature.